OTHER REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER REVENUES
Sales of application services	$ 4	¥ 28	¥ 8,122	¥ 19,249
Sales of silver products	716	4,973	2,494	2,202
Awards from the Exchanges	13,039	90,528	38,005
VAT refund	6,527	45,313
Government grants and others	2,121	14,728	35,684	6,242
Total	22,407	¥ 155,570	84,305	¥ 27,693
Outstanding award receivable from Exchanges	4,440		6,943		¥ 30,825
Outstanding government grant receivable			12,420
VAT refund receivable	$ 6,225		¥ 21,840		¥ 43,217